Offerings - Offering: 1	Feb. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Portland General Electric Company Common Stock, no par value
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note

(1)
registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-288955 except with respect to unsold securities that have been previously registered.